Finite-Lived Intangible Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		¥ 23,744	¥ 13,170
Finite-lived intangible assets, accumulated amortization and impairment		(14,563)	(7,703)
Finite-lived intangible assets, net carrying value	$ 1,335	9,181	5,467
Land use right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		464	464
Finite-lived intangible assets, accumulated amortization and impairment		(199)	(193)
Finite-lived intangible assets, net carrying value	39	265	271
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		589	463
Finite-lived intangible assets, accumulated amortization and impairment		(476)	(463)
Finite-lived intangible assets, net carrying value	16	113	0
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		693	537
Finite-lived intangible assets, accumulated amortization and impairment		(513)	(499)
Finite-lived intangible assets, net carrying value	26	180	38
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		942	579
Finite-lived intangible assets, accumulated amortization and impairment		(501)	(464)
Finite-lived intangible assets, net carrying value	64	441	115
User list
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		684	677
Finite-lived intangible assets, accumulated amortization and impairment		(681)	(667)
Finite-lived intangible assets, net carrying value	0	3	10
Licensed copyrights
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		18,081	9,384
Finite-lived intangible assets, accumulated amortization and impairment		(11,324)	(4,826)
Finite-lived intangible assets, net carrying value	983	6,757	4,558
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		2,291	1,066
Finite-lived intangible assets, accumulated amortization and impairment		(869)	(591)
Finite-lived intangible assets, net carrying value	$ 207	¥ 1,422	¥ 475